Project debt, Movements of project debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Project Debt - Long Term [Abstract]
Beginning balance	$ 4,629,184	$ 3,574,464
Increases	52,027	36,842
Decreases	(42,560)	0
Currency translation differences	316,646	(64,426)
Reclassifications	273,620	1,082,304
Ending balance	5,228,917	4,629,184
Project Debt - Short Term [Abstract]
Beginning balance	701,283	1,896,205
Increases	304,707	329,434
Decreases	(509,131)	(480,969)
Currency translation differences	23,052	38,917
Reclassifications	(273,620)	(1,082,304)
Ending balance	246,291	701,283
Total Project Debt [Abstract]
Beginning balance	5,330,467	5,470,669
Increases	356,734	366,276
Decreases	(551,691)	(480,969)
Currency translation differences	339,698	(25,509)
Reclassifications	0	0
Ending balance	$ 5,475,208	$ 5,330,467